Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Nov. 30, 2013	Jun. 30, 2013	Jan. 31, 2013	Mar. 31, 2015	Jun. 30, 2014	Apr. 16, 2015
Related Party Transaction [Line Items]
Common stock, shares purchased								4,761,787
Ampio [Member]
Related Party Transaction [Line Items]
Common stock, shares purchased			2,464,268		4,400,012
Common stock purchase price, per share			$ 0.0001		$ 0.0001
Issuance of common stock of Luoxis for cash net of patents, shares					11,028
Sale of share under agreement		2,464,268
Ampio [Member] | Scenario, Plan [Member] | Second Installment [Member]
Related Party Transaction [Line Items]
Equipment lease payments net				$ 615,000
Ampio [Member] | Scenario, Plan [Member] | Second Installment [Member] | After Amendment [Member]
Related Party Transaction [Line Items]
Monthly equipment lease payments				$ 6,000
Ampio [Member] | Scenario, Plan [Member] | First Installment [Member]
Related Party Transaction [Line Items]
Contract term						60 months 15 days
Lease expiration date
Ampio [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Total amount agreed on loan agreement	$ 3,000,000		$ 3,000,000
Term of loan agreement	1 year		1 year
Amount advances on loan agreement			$ 500,000
Ampio [Member] | Vyrix Pharmaceuticals [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Line of credit, remaining amount outstanding						$ 4,000,000	$ 1,600,000
Loan agreement interest rate minimum						2.17%	3.11%
loan agreement interest rate maximum						3.32%	3.32%
Ampio [Member] | Luoxis Diagnostics [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Line of credit, remaining amount outstanding						$ 4,000,000	$ 3,000,000
Loan agreement interest rate minimum						2.17%	3.11%
loan agreement interest rate maximum						3.32%	3.32%